Document and Entity Information	Aug. 31, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 31, 2026
Entity File Number	000-56231
Entity Registrant Name	BLACKROCK DIRECT LENDING CORP.
Entity Central Index Key	0001834543
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-3439073
Entity Address, Address Line One	2951 28th Street, Suite 1000
Entity Address, City or Town	Santa Monica
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90405
City Area Code	310
Local Phone Number	566-1000
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false